Portfolio of investments—August 31, 2023 (unaudited)
Portfolio of investments

	Shares	Value
Common stocks: 98.03%
Communication services: 8.63%
Diversified telecommunication services: 0.66%
AT&T, Inc.	213,289	$3,154,544
Verizon Communications, Inc.	125,425	4,387,367
		7,541,911
Entertainment: 1.32%
Activision Blizzard, Inc.	21,344	1,963,435
Electronic Arts, Inc.	7,772	932,485
Live Nation Entertainment, Inc.†	4,294	362,972
Netflix, Inc.†	13,263	5,751,898
Take-Two Interactive Software, Inc.†	4,730	672,606
Walt Disney Co.†	54,517	4,561,982
Warner Bros Discovery, Inc.†	66,139	869,066
		15,114,444
Interactive media & services: 5.67%
Alphabet, Inc. Class A†	177,248	24,135,860
Alphabet, Inc. Class C†	152,467	20,941,342
Match Group, Inc.†	8,308	389,396
Meta Platforms, Inc. Class A†	65,999	19,528,444
		64,995,042
Media: 0.78%
Charter Communications, Inc. Class A†	3,100	1,358,172
Comcast Corp. Class A	124,094	5,802,635
Fox Corp. Class A	8,027	265,373
Fox Corp. Class B	4,077	124,430
Interpublic Group of Cos., Inc.	11,517	375,569
News Corp. Class A	11,365	244,234
News Corp. Class B	3,504	77,088
Omnicom Group, Inc.	5,952	482,172
Paramount Global Class B	15,126	228,251
		8,957,924
Wireless telecommunication services: 0.20%
T-Mobile U.S., Inc.†	17,183	2,341,184
Consumer discretionary: 10.40%
Automobile components: 0.10%
Aptiv PLC†	8,070	818,702
BorgWarner, Inc.	6,992	284,924
		1,103,626
Automobiles: 2.05%
Ford Motor Co.	117,248	1,422,218
General Motors Co.	41,474	1,389,794
Tesla, Inc.†	80,377	20,743,696
		23,555,708
See accompanying notes to portfolio of investments
Allspring Index Fund | 1

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Broadline retail: 3.29%
Amazon.com, Inc.†	266,320	$36,754,823
eBay, Inc.	15,954	714,420
Etsy, Inc.†	3,680	270,738
		37,739,981
Distributors: 0.13%
Genuine Parts Co.	4,192	644,436
LKQ Corp.	7,576	397,967
Pool Corp.	1,165	425,924
		1,468,327
Hotels, restaurants & leisure: 1.98%
Booking Holdings, Inc.†	1,102	3,421,743
Caesars Entertainment, Inc.†	6,421	354,825
Carnival Corp.†	29,966	474,062
Chipotle Mexican Grill, Inc.†	823	1,585,625
Darden Restaurants, Inc.	3,608	561,080
Domino’s Pizza, Inc.	1,054	408,320
Expedia Group, Inc.†	4,254	461,091
Hilton Worldwide Holdings, Inc.	7,895	1,173,592
Las Vegas Sands Corp.	9,805	537,902
Marriott International, Inc. Class A	7,693	1,565,603
McDonald’s Corp.	21,782	6,124,009
MGM Resorts International†	9,009	396,216
Norwegian Cruise Line Holdings Ltd.†	12,655	209,693
Royal Caribbean Cruises Ltd.†	6,562	649,244
Starbucks Corp.	34,203	3,332,740
Wynn Resorts Ltd.	3,090	313,264
Yum! Brands, Inc.	8,356	1,081,099
		22,650,108
Household durables: 0.36%
D.R. Horton, Inc.	9,260	1,102,125
Garmin Ltd.	4,566	484,087
Lennar Corp. Class A	7,571	901,630
Mohawk Industries, Inc.†	1,577	159,892
Newell Brands, Inc.	11,243	118,951
NVR, Inc.†	91	580,337
PulteGroup, Inc.	6,660	546,520
Whirlpool Corp.	1,634	228,695
		4,122,237
Leisure products: 0.02%
Hasbro, Inc.	3,887	279,864
Specialty retail: 2.09%
AutoZone, Inc.†	549	1,389,700
Bath & Body Works, Inc.	6,831	251,859
Best Buy Co., Inc.	5,806	443,869
See accompanying notes to portfolio of investments
2 | Allspring Index Fund

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Specialty retail (continued)
CarMax, Inc.†	4,720	$385,530
Home Depot, Inc.	30,213	9,979,354
Lowe’s Cos., Inc.	17,792	4,100,700
O’Reilly Automotive, Inc.†	1,816	1,706,495
Ross Stores, Inc.	10,205	1,243,071
TJX Cos., Inc.	34,355	3,177,150
Tractor Supply Co.	3,269	714,277
Ulta Beauty, Inc.†	1,494	620,055
		24,012,060
Textiles, apparel & luxury goods: 0.38%
NIKE, Inc. Class B	36,759	3,738,758
Ralph Lauren Corp.	1,226	142,988
Tapestry, Inc.	6,916	230,441
VF Corp.	9,856	194,755
		4,306,942
Consumer staples: 6.44%
Beverages: 1.61%
Brown-Forman Corp. Class B	5,457	360,871
Coca-Cola Co.	116,120	6,947,460
Constellation Brands, Inc. Class A	4,811	1,253,554
Keurig Dr Pepper, Inc.	25,129	845,591
Molson Coors Beverage Co. Class B	5,601	355,607
Monster Beverage Corp.†	22,797	1,308,776
PepsiCo, Inc.	41,103	7,313,046
		18,384,905
Consumer staples distribution & retail: 1.74%
Costco Wholesale Corp.	13,231	7,267,524
Dollar General Corp.	6,537	905,374
Dollar Tree, Inc.†	6,203	758,999
Kroger Co.	19,484	903,863
Sysco Corp.	15,117	1,052,899
Target Corp.	13,770	1,742,593
Walgreens Boots Alliance, Inc.	21,365	540,748
Walmart, Inc.	41,847	6,804,741
		19,976,741
Food products: 0.96%
Archer-Daniels-Midland Co.	16,249	1,288,546
Bunge Ltd.	4,493	513,640
Campbell Soup Co.	5,986	249,616
Conagra Brands, Inc.	14,228	425,132
General Mills, Inc.	17,524	1,185,674
Hershey Co.	4,394	944,095
Hormel Foods Corp.	8,642	333,495
J M Smucker Co.	3,181	461,086
Kellogg Co.	7,670	468,023
See accompanying notes to portfolio of investments
Allspring Index Fund | 3

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Food products (continued)
Kraft Heinz Co.	23,799	$787,509
Lamb Weston Holdings, Inc.	4,347	423,441
McCormick & Co., Inc.	7,484	614,287
Mondelez International, Inc. Class A	40,631	2,895,365
Tyson Foods, Inc. Class A	8,521	453,914
		11,043,823
Household products: 1.33%
Church & Dwight Co., Inc.	7,288	705,260
Clorox Co.	3,688	576,988
Colgate-Palmolive Co.	24,750	1,818,382
Kimberly-Clark Corp.	10,066	1,296,803
Procter & Gamble Co.	70,320	10,853,189
		15,250,622
Personal care products: 0.20%
Estee Lauder Cos., Inc. Class A	6,918	1,110,546
Kenvue, Inc.	51,417	1,185,162
		2,295,708
Tobacco: 0.60%
Altria Group, Inc.	53,256	2,354,980
Philip Morris International, Inc.	46,309	4,448,443
		6,803,423
Energy: 4.34%
Energy equipment & services: 0.41%
Baker Hughes Co.	30,204	1,093,083
Halliburton Co.	26,917	1,039,534
Schlumberger NV	42,524	2,507,215
		4,639,832
Oil, gas & consumable fuels: 3.93%
APA Corp.	9,207	403,635
Chevron Corp.	53,106	8,555,377
ConocoPhillips	36,102	4,297,221
Coterra Energy, Inc.	22,598	637,038
Devon Energy Corp.	19,145	978,118
Diamondback Energy, Inc.	5,403	820,067
EOG Resources, Inc.	17,449	2,244,290
EQT Corp.	10,790	466,344
Exxon Mobil Corp.	120,622	13,411,960
Hess Corp.	8,245	1,273,853
Kinder Morgan, Inc.	58,842	1,013,259
Marathon Oil Corp.	18,426	485,525
Marathon Petroleum Corp.	12,658	1,807,183
Occidental Petroleum Corp.	21,436	1,345,967
ONEOK, Inc.	13,349	870,355
Phillips 66	13,690	1,562,850
See accompanying notes to portfolio of investments
4 | Allspring Index Fund

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Oil, gas & consumable fuels (continued)
Pioneer Natural Resources Co.	6,973	$1,659,086
Targa Resources Corp.	6,743	581,584
Valero Energy Corp.	10,786	1,401,101
Williams Cos., Inc.	36,344	1,254,958
		45,069,771
Financials: 12.22%
Banks: 2.89%
Bank of America Corp.	206,849	5,930,361
Citigroup, Inc.	58,081	2,398,165
Citizens Financial Group, Inc.	14,440	406,197
Comerica, Inc.	3,928	188,976
Fifth Third Bancorp	20,309	539,204
Huntington Bancshares, Inc.	43,070	477,646
JPMorgan Chase & Co.	87,186	12,757,927
KeyCorp	27,903	316,141
M&T Bank Corp.	4,949	618,872
PNC Financial Services Group, Inc.	11,907	1,437,532
Regions Financial Corp.	27,994	513,410
Truist Financial Corp.	39,737	1,213,965
U.S. Bancorp	41,618	1,520,306
Wells Fargo & Co.	111,947	4,622,292
Zions Bancorp NA	4,419	156,875
		33,097,869
Capital markets: 2.61%
Ameriprise Financial, Inc.	3,108	1,049,199
Bank of New York Mellon Corp.	21,425	961,340
BlackRock, Inc.	4,468	3,130,013
Cboe Global Markets, Inc.	3,150	471,587
Charles Schwab Corp.	44,337	2,622,534
CME Group, Inc.	10,732	2,175,162
FactSet Research Systems, Inc.	1,143	498,817
Franklin Resources, Inc.	8,518	227,771
Goldman Sachs Group, Inc.	9,919	3,250,555
Intercontinental Exchange, Inc.	16,703	1,970,787
Invesco Ltd.	13,669	217,610
MarketAxess Holdings, Inc.	1,124	270,805
Moody’s Corp.	4,708	1,585,654
Morgan Stanley	38,865	3,309,355
MSCI, Inc.	2,389	1,298,708
Nasdaq, Inc.	10,103	530,205
Northern Trust Corp.	6,216	472,851
Raymond James Financial, Inc.	5,690	595,117
S&P Global, Inc.	9,786	3,824,956
State Street Corp.	9,973	685,544
T Rowe Price Group, Inc.	6,700	751,941
		29,900,511
See accompanying notes to portfolio of investments
Allspring Index Fund | 5

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Consumer finance: 0.44%
American Express Co.	17,740	$2,802,743
Capital One Financial Corp.	11,391	1,166,324
Discover Financial Services	7,576	682,370
Synchrony Financial	12,786	412,732
		5,064,169
Financial services: 4.24%
Berkshire Hathaway, Inc. Class B†	53,204	19,164,081
Fidelity National Information Services, Inc.	17,675	987,325
Fiserv, Inc.†	18,417	2,235,640
FleetCor Technologies, Inc.†	2,203	598,621
Global Payments, Inc.	7,815	990,082
Jack Henry & Associates, Inc.	2,174	340,840
Mastercard, Inc. Class A	24,965	10,301,558
PayPal Holdings, Inc.†	33,287	2,080,770
Visa, Inc. Class A	48,279	11,861,185
		48,560,102
Insurance: 2.04%
Aflac, Inc.	16,405	1,223,321
Allstate Corp.	7,842	845,446
American International Group, Inc.	21,593	1,263,622
Aon PLC Class A	6,094	2,031,679
Arch Capital Group Ltd.†	11,111	853,992
Arthur J Gallagher & Co.	6,391	1,472,998
Assurant, Inc.	1,586	220,977
Brown & Brown, Inc.	7,024	520,478
Chubb Ltd.	12,357	2,482,151
Cincinnati Financial Corp.	4,690	496,155
Everest Group Ltd.	1,279	461,310
Globe Life, Inc.	2,651	295,772
Hartford Financial Services Group, Inc.	9,256	664,766
Lincoln National Corp.	4,603	118,113
Loews Corp.	5,643	350,374
Marsh & McLennan Cos., Inc.	14,760	2,878,052
MetLife, Inc.	19,192	1,215,621
Principal Financial Group, Inc.	6,736	523,455
Progressive Corp.	17,464	2,330,920
Prudential Financial, Inc.	10,890	1,030,956
Travelers Cos., Inc.	6,891	1,111,036
W R Berkley Corp.	5,991	370,603
Willis Towers Watson PLC	3,175	656,463
		23,418,260
Health care: 12.90%
Biotechnology: 1.97%
AbbVie, Inc.	52,637	7,735,533
Amgen, Inc.	15,942	4,086,572
Biogen, Inc.†	4,318	1,154,460
See accompanying notes to portfolio of investments
6 | Allspring Index Fund

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Biotechnology (continued)
Gilead Sciences, Inc.	37,214	$2,846,127
Incyte Corp.†	5,524	356,464
Moderna, Inc.†	9,781	1,105,938
Regeneron Pharmaceuticals, Inc.†	3,219	2,660,471
Vertex Pharmaceuticals, Inc.†	7,684	2,676,645
		22,622,210
Health care equipment & supplies: 2.58%
Abbott Laboratories	51,881	5,338,555
Align Technology, Inc.†	2,123	785,807
Baxter International, Inc.	15,092	612,735
Becton Dickinson & Co.	8,474	2,368,059
Boston Scientific Corp.†	42,893	2,313,648
Cooper Cos., Inc.	1,476	546,105
Dentsply Sirona, Inc.	6,339	235,114
DexCom, Inc.†	11,565	1,167,834
Edwards Lifesciences Corp.†	18,086	1,383,036
GE HealthCare Technologies, Inc.†	11,666	821,870
Hologic, Inc.†	7,343	548,816
IDEXX Laboratories, Inc.†	2,476	1,266,251
Insulet Corp.†	2,079	398,565
Intuitive Surgical, Inc.†	10,454	3,268,757
Medtronic PLC	39,693	3,234,979
ResMed, Inc.	4,384	699,643
STERIS PLC	2,962	680,046
Stryker Corp.	10,079	2,857,900
Teleflex, Inc.	1,401	298,049
Zimmer Biomet Holdings, Inc.	6,223	741,284
		29,567,053
Health care providers & services: 2.72%
AmerisourceBergen Corp.	4,832	850,335
Cardinal Health, Inc.	7,596	663,359
Centene Corp.†	16,372	1,009,334
Cigna Group	8,827	2,438,547
CVS Health Corp.	38,249	2,492,687
DaVita, Inc.†	1,651	169,095
Elevance Health, Inc.	7,073	3,126,337
HCA Healthcare, Inc.	6,155	1,706,781
Henry Schein, Inc.†	3,908	299,118
Humana, Inc.	3,728	1,720,957
Laboratory Corp. of America Holdings	2,643	550,008
McKesson Corp.	4,046	1,668,247
Molina Healthcare, Inc.†	1,739	539,299
Quest Diagnostics, Inc.	3,342	439,473
UnitedHealth Group, Inc.	27,777	13,237,963
Universal Health Services, Inc. Class B	1,877	252,832
		31,164,372
See accompanying notes to portfolio of investments
Allspring Index Fund | 7

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Life sciences tools & services: 1.60%
Agilent Technologies, Inc.	8,822	$1,068,080
Bio-Rad Laboratories, Inc. Class A†	637	254,927
Bio-Techne Corp.	4,697	368,245
Charles River Laboratories International, Inc.†	1,527	315,814
Danaher Corp.	19,814	5,250,710
Illumina, Inc.†	4,717	779,343
IQVIA Holdings, Inc.†	5,536	1,232,480
Mettler-Toledo International, Inc.†	657	797,256
Revvity, Inc.	3,743	438,043
Thermo Fisher Scientific, Inc.	11,508	6,411,107
Waters Corp.†	1,761	494,489
West Pharmaceutical Services, Inc.	2,215	901,283
		18,311,777
Pharmaceuticals: 4.03%
Bristol-Myers Squibb Co.	62,678	3,864,099
Catalent, Inc.†	5,373	268,489
Eli Lilly & Co.	23,507	13,027,579
Johnson & Johnson	71,842	11,615,414
Merck & Co., Inc.	75,704	8,250,222
Organon & Co.	7,610	167,116
Pfizer, Inc.	168,426	5,958,912
Viatris, Inc.	35,773	384,560
Zoetis, Inc.	13,787	2,626,561
		46,162,952
Industrials: 8.26%
Aerospace & defense: 1.58%
Axon Enterprise, Inc.†	2,094	445,833
Boeing Co.†	16,872	3,779,834
General Dynamics Corp.	6,711	1,520,981
Howmet Aerospace, Inc.	10,974	542,884
Huntington Ingalls Industries, Inc.	1,190	262,181
L3Harris Technologies, Inc.	5,652	1,006,565
Lockheed Martin Corp.	6,725	3,015,154
Northrop Grumman Corp.	4,259	1,844,530
RTX Corp.	43,593	3,750,742
Textron, Inc.	6,017	467,581
TransDigm Group, Inc.†	1,557	1,407,294
		18,043,579
Air freight & logistics: 0.55%
CH Robinson Worldwide, Inc.	3,474	314,154
Expeditors International of Washington, Inc.	4,559	532,081
FedEx Corp.	6,899	1,800,777
United Parcel Service, Inc. Class B	21,624	3,663,105
		6,310,117
See accompanying notes to portfolio of investments
8 | Allspring Index Fund

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Building products: 0.44%
A O Smith Corp.	3,716	$269,410
Allegion PLC	2,624	298,638
Carrier Global Corp.	24,907	1,430,907
Johnson Controls International PLC	20,470	1,208,958
Masco Corp.	6,715	396,252
Trane Technologies PLC	6,804	1,396,589
		5,000,754
Commercial services & supplies: 0.47%
Cintas Corp.	2,579	1,300,255
Copart, Inc.†	25,594	1,147,379
Republic Services, Inc.	6,134	884,093
Rollins, Inc.	6,910	273,429
Waste Management, Inc.	11,045	1,731,635
		5,336,791
Construction & engineering: 0.08%
Quanta Services, Inc.	4,331	908,947
Electrical equipment: 0.59%
AMETEK, Inc.	6,876	1,096,791
Eaton Corp. PLC	11,892	2,739,560
Emerson Electric Co.	17,051	1,675,261
Generac Holdings, Inc.†	1,856	220,511
Rockwell Automation, Inc.	3,427	1,069,498
		6,801,621
Ground transportation: 0.77%
CSX Corp.	60,656	1,831,811
JB Hunt Transport Services, Inc.	2,474	464,815
Norfolk Southern Corp.	6,792	1,392,428
Old Dominion Freight Line, Inc.	2,683	1,146,634
Union Pacific Corp.	18,190	4,012,168
		8,847,856
Industrial conglomerates: 0.80%
3M Co.	16,459	1,755,681
General Electric Co.	32,489	3,718,691
Honeywell International, Inc.	19,853	3,731,173
		9,205,545
Machinery: 1.77%
Caterpillar, Inc.	15,376	4,322,655
Cummins, Inc.	4,223	971,459
Deere & Co.	8,045	3,306,012
Dover Corp.	4,172	618,708
Fortive Corp.	10,548	831,710
IDEX Corp.	2,255	510,532
Illinois Tool Works, Inc.	8,251	2,040,885
See accompanying notes to portfolio of investments
Allspring Index Fund | 9

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Machinery (continued)
Ingersoll Rand, Inc.	12,069	$840,123
Nordson Corp.	1,606	392,089
Otis Worldwide Corp.	12,330	1,054,832
PACCAR, Inc.	15,591	1,282,983
Parker-Hannifin Corp.	3,828	1,595,893
Pentair plc	4,921	345,749
Snap-on, Inc.	1,579	424,119
Stanley Black & Decker, Inc.	4,569	431,222
Westinghouse Air Brake Technologies Corp.	5,366	603,782
Xylem, Inc.	7,138	739,069
		20,311,822
Passenger airlines: 0.20%
Alaska Air Group, Inc.†	3,816	160,158
American Airlines Group, Inc.†	19,478	286,911
Delta Air Lines, Inc.	19,175	822,224
Southwest Airlines Co.	17,754	561,026
United Airlines Holdings, Inc.†	9,785	487,391
		2,317,710
Professional services: 0.76%
Automatic Data Processing, Inc.	12,325	3,138,068
Broadridge Financial Solutions, Inc.	3,520	655,459
Ceridian HCM Holding, Inc.†	4,625	335,405
Equifax, Inc.	3,659	756,315
Jacobs Solutions, Inc.	3,785	510,294
Leidos Holdings, Inc.	4,092	399,011
Paychex, Inc.	9,572	1,169,986
Paycom Software, Inc.	1,450	427,518
Robert Half International, Inc.	3,215	237,781
Verisk Analytics, Inc.	4,320	1,046,391
		8,676,228
Trading companies & distributors: 0.25%
Fastenal Co.	17,036	980,933
United Rentals, Inc.	2,051	977,384
WW Grainger, Inc.	1,332	951,234
		2,909,551
Information technology: 27.66%
Communications equipment: 0.91%
Arista Networks, Inc.†	7,450	1,454,464
Cisco Systems, Inc.	122,198	7,008,055
F5, Inc.†	1,804	295,243
Juniper Networks, Inc.	9,595	279,406
Motorola Solutions, Inc.	5,004	1,418,984
		10,456,152
See accompanying notes to portfolio of investments
10 | Allspring Index Fund

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Electronic equipment, instruments & components: 0.57%
Amphenol Corp. Class A	17,761	$1,569,717
CDW Corp.	4,021	849,034
Corning, Inc.	22,827	749,182
Keysight Technologies, Inc.†	5,315	708,490
TE Connectivity Ltd.	9,401	1,244,599
Teledyne Technologies, Inc.†	1,404	587,293
Trimble, Inc.†	7,391	404,953
Zebra Technologies Corp. Class A†	1,534	421,865
		6,535,133
IT services: 1.19%
Accenture PLC Class A	18,842	6,100,474
Akamai Technologies, Inc.†	4,541	477,214
Cognizant Technology Solutions Corp. Class A	15,140	1,084,175
DXC Technology Co.†	6,793	140,887
EPAM Systems, Inc.†	1,728	447,535
Gartner, Inc.†	2,358	824,545
International Business Machines Corp.	27,091	3,977,771
VeriSign, Inc.†	2,702	561,449
		13,614,050
Semiconductors & semiconductor equipment: 7.60%
Advanced Micro Devices, Inc.†	48,045	5,079,317
Analog Devices, Inc.	15,092	2,743,424
Applied Materials, Inc.	25,214	3,851,691
Broadcom, Inc.	12,439	11,479,829
Enphase Energy, Inc.†	4,089	517,381
First Solar, Inc.†	2,964	560,552
Intel Corp.	124,441	4,372,857
KLA Corp.	4,093	2,054,154
Lam Research Corp.	4,008	2,815,219
Microchip Technology, Inc.	16,343	1,337,511
Micron Technology, Inc.	32,651	2,283,611
Monolithic Power Systems, Inc.	1,344	700,506
NVIDIA Corp.	73,785	36,416,587
NXP Semiconductors NV	7,749	1,594,124
ON Semiconductor Corp.†	12,885	1,268,657
Qorvo, Inc.†	2,980	320,022
QUALCOMM, Inc.	33,236	3,806,519
Skyworks Solutions, Inc.	4,748	516,297
SolarEdge Technologies, Inc.†	1,681	273,280
Teradyne, Inc.	4,626	499,007
Texas Instruments, Inc.	27,080	4,551,065
		87,041,610
Software: 9.92%
Adobe, Inc.†	13,685	7,654,568
ANSYS, Inc.†	2,586	824,598
Autodesk, Inc.†	6,389	1,417,975
See accompanying notes to portfolio of investments
Allspring Index Fund | 11

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Software (continued)
Cadence Design Systems, Inc.†	8,135	$1,955,979
Fair Isaac Corp.†	746	674,824
Fortinet, Inc.†	19,444	1,170,723
Gen Digital, Inc.	16,971	343,663
Intuit, Inc.	8,370	4,534,950
Microsoft Corp.	221,836	72,708,967
Oracle Corp.	45,912	5,527,346
Palo Alto Networks, Inc.†	9,028	2,196,512
PTC, Inc.†	3,178	467,706
Roper Technologies, Inc.	3,180	1,587,011
Salesforce, Inc.†	29,209	6,468,625
ServiceNow, Inc.†	6,079	3,579,498
Synopsys, Inc.†	4,544	2,085,196
Tyler Technologies, Inc.†	1,251	498,436
		113,696,577
Technology hardware, storage & peripherals: 7.47%
Apple, Inc.	441,106	82,870,584
Hewlett Packard Enterprise Co.	38,662	656,867
HP, Inc.	25,864	768,420
NetApp, Inc.	6,382	489,500
Seagate Technology Holdings PLC	5,746	406,759
Western Digital Corp.†	9,545	429,525
		85,621,655
Materials: 2.41%
Chemicals: 1.65%
Air Products & Chemicals, Inc.	6,627	1,958,212
Albemarle Corp.	3,501	695,684
Celanese Corp.	2,986	377,311
CF Industries Holdings, Inc.	5,815	448,162
Corteva, Inc.	21,209	1,071,267
Dow, Inc.	21,103	1,151,380
DuPont de Nemours, Inc.	13,695	1,053,008
Eastman Chemical Co.	3,555	302,211
Ecolab, Inc.	7,390	1,358,356
FMC Corp.	3,731	321,724
International Flavors & Fragrances, Inc.	7,611	536,195
Linde PLC	14,607	5,653,493
LyondellBasell Industries NV Class A	7,569	747,590
Mosaic Co.	9,908	384,926
PPG Industries, Inc.	7,024	995,722
Sherwin-Williams Co.	7,002	1,902,583
		18,957,824
Construction materials: 0.15%
Martin Marietta Materials, Inc.	1,849	825,412
Vulcan Materials Co.	3,970	866,453
		1,691,865
See accompanying notes to portfolio of investments
12 | Allspring Index Fund

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Containers & packaging: 0.22%
Amcor PLC	43,900	$427,586
Avery Dennison Corp.	2,409	453,807
Ball Corp.	9,384	510,959
International Paper Co.	10,354	361,562
Packaging Corp. of America	2,683	400,035
Sealed Air Corp.	4,308	159,654
Westrock Co.	7,642	249,970
		2,563,573
Metals & mining: 0.39%
Freeport-McMoRan, Inc.	42,762	1,706,631
Newmont Corp.	23,710	934,648
Nucor Corp.	7,495	1,289,890
Steel Dynamics, Inc.	4,791	510,673
		4,441,842
Real estate: 2.39%
Health care REITs: 0.18%
Healthpeak Properties, Inc.	16,319	335,845
Ventas, Inc.	11,935	521,321
Welltower, Inc.	14,829	1,229,027
		2,086,193
Hotel & resort REITs: 0.03%
Host Hotels & Resorts, Inc.	21,220	335,064
Industrial REITs : 0.30%
Prologis, Inc.	27,551	3,421,834
Office REITs : 0.07%
Alexandria Real Estate Equities, Inc.	4,697	546,449
Boston Properties, Inc.	4,258	284,307
		830,756
Real estate management & development: 0.16%
CBRE Group, Inc. Class A†	9,274	788,754
CoStar Group, Inc.†	12,189	999,376
		1,788,130
Residential REITs : 0.32%
AvalonBay Communities, Inc.	4,237	778,845
Camden Property Trust	3,185	342,770
Equity Residential	10,174	659,580
Essex Property Trust, Inc.	1,915	456,517
Invitation Homes, Inc.	17,344	591,257
Mid-America Apartment Communities, Inc.	3,481	505,546
UDR, Inc.	9,232	368,357
		3,702,872
See accompanying notes to portfolio of investments
Allspring Index Fund | 13

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Retail REITs : 0.27%
Federal Realty Investment Trust	2,189	$214,391
Kimco Realty Corp.	18,494	350,276
Realty Income Corp.	20,085	1,125,563
Regency Centers Corp.	4,902	304,904
Simon Property Group, Inc.	9,756	1,107,209
		3,102,343
Specialized REITs : 1.06%
American Tower Corp.	13,904	2,521,073
Crown Castle, Inc.	12,938	1,300,269
Digital Realty Trust, Inc.	8,692	1,144,910
Equinix, Inc.	2,790	2,180,050
Extra Space Storage, Inc.	6,301	810,813
Iron Mountain, Inc.	8,701	552,862
Public Storage	4,721	1,304,790
SBA Communications Corp.	3,232	725,681
VICI Properties, Inc.	29,961	923,997
Weyerhaeuser Co.	21,848	715,522
		12,179,967
Utilities: 2.38%
Electric utilities: 1.56%
Alliant Energy Corp.	7,500	376,275
American Electric Power Co., Inc.	15,359	1,204,146
Constellation Energy Corp.	9,679	1,008,165
Duke Energy Corp.	22,992	2,041,690
Edison International	11,426	786,680
Entergy Corp.	6,308	600,837
Evergy, Inc.	6,852	376,654
Eversource Energy	10,408	664,239
Exelon Corp.	29,673	1,190,481
FirstEnergy Corp.	16,236	585,632
NextEra Energy, Inc.	60,368	4,032,582
NRG Energy, Inc.	6,869	257,931
PG&E Corp.†	48,230	786,149
Pinnacle West Capital Corp.	3,379	261,095
PPL Corp.	21,990	547,991
Southern Co.	32,532	2,203,392
Xcel Energy, Inc.	16,420	938,075
		17,862,014
Gas utilities: 0.04%
Atmos Energy Corp.	4,311	499,860
Independent power and renewable electricity producers: 0.03%
AES Corp.	19,969	358,044
Multi-utilities: 0.68%
Ameren Corp.	7,835	621,081
CenterPoint Energy, Inc.	18,827	525,085
See accompanying notes to portfolio of investments
14 | Allspring Index Fund

Portfolio of investments—August 31, 2023 (unaudited)

	Shares	Value
Multi-utilities (continued)
CMS Energy Corp.	8,701	$488,909
Consolidated Edison, Inc.	10,339	919,757
Dominion Energy, Inc.	24,940	1,210,588
DTE Energy Co.	6,149	635,684
NiSource, Inc.	12,324	329,790
Public Service Enterprise Group, Inc.	14,887	909,298
Sempra Energy	18,776	1,318,451
WEC Energy Group, Inc.	9,411	791,653
		7,750,296
Water utilities: 0.07%
American Water Works Co., Inc.	5,807	805,663
Total common stocks (Cost $295,640,282)		1,123,537,296

		Yield
Short-term investments: 1.67%
Investment companies: 1.67%
Allspring Government Money Market Fund Select Class♠∞		5.26%	19,127,830	19,127,830
Total short-term investments (Cost $19,127,830)				19,127,830
Total investments in securities (Cost $314,768,112)	99.70%			1,142,665,126
Other assets and liabilities, net	0.30			3,419,185
Total net assets	100.00%			$1,146,084,311

†	Non-income-earning security.
♠	The issuer of the security is an affiliated person of the Fund as defined in the Investment Company Act of 1940.
∞	The rate represents the 7-day annualized yield at period end.

Abbreviations:
REIT	Real estate investment trust
Investments in affiliates
An affiliated investment is an investment in which the Fund owns at least 5% of the outstanding voting shares of the issuer or as a result of other relationships, such as the Fund and the issuer having the same investment manager. Transactions with issuers that were affiliates of the Fund at the end of the period were as follows:
	Value, beginning of period	Purchases	Sales proceeds	Net realized gains (losses)	Net change in unrealized gains (losses)	Value, end of period	Shares, end of period	Income from affiliated securities
Short-term investments
Allspring Government Money Market Fund Select Class	$9,092,232	$37,263,829	$(27,228,231)	$0	$0	$19,127,830	19,127,830	$255,268
Futures contracts
Description	Number of contracts	Expiration date	Notional cost	Notional value	Unrealized gains	Unrealized losses
Long
E-Mini S&P 500 Index	99	9-15-2023	$22,210,936	$22,354,200	$143,264	$0
See accompanying notes to portfolio of investments
Allspring Index Fund | 15

Notes to portfolio of investments—August 31, 2023 (unaudited)
Notes to portfolio of investments
Securities valuation
All investments are valued each business day as of the close of regular trading on the New York Stock Exchange (generally 4 p.m. Eastern Time), although the Fund may deviate from this calculation time under unusual or unexpected circumstances.
Equity securities and futures contracts that are listed on a foreign or domestic exchange or market are valued at the official closing price or, if none, the last sales price.
Investments in registered open-end investment companies (other than those listed on a foreign or domestic exchange or market) are valued at net asset value.
Investments which are not valued using the methods discussed above are valued at their fair value, as determined in good faith by Allspring Funds Management, LLC (“Allspring Funds Management”), which was named the valuation designee by the Board of Trustees. As the valuation designee, Allspring Funds Management is responsible for day-to-day valuation activities for the Allspring Funds. In connection with these responsibilities, Allspring Funds Management has established a Valuation Committee and has delegated to it the authority to take any actions regarding the valuation of portfolio securities that the Valuation Committee deems necessary or appropriate, including determining the fair value of portfolio securities. On a quarterly basis, the Board of Trustees receives reports of valuation actions taken by the Valuation Committee. On at least an annual basis, the Board of Trustees receives an assessment of the adequacy and effectiveness of Allspring Funds Management’s process for determining the fair value of the portfolio of investments.
Futures contracts
Futures contracts are agreements between the Fund and a counterparty to buy or sell a specific amount of a commodity, financial instrument or currency at a specified price and on a specified date. The Fund may buy and sell futures contracts in order to gain exposure to, or protect against, changes in security values and is subject to equity price risk. The primary risks associated with the use of futures contracts are the imperfect correlation between changes in market values of securities held by the Fund and the prices of futures contracts, and the possibility of an illiquid market. Futures contracts are generally entered into on a regulated futures exchange and cleared through a clearinghouse associated with the exchange. With futures contracts, there is minimal counterparty risk to the Fund since futures contracts are exchange-traded and the exchange’s clearinghouse, as the counterparty to all exchange-traded futures, guarantees the futures contracts against default.
Upon entering into a futures contract, the Fund is required to deposit either cash or securities (initial margin) with the broker in an amount equal to a certain percentage of the contract value. Subsequent payments (variation margin) are paid to or received from the broker each day equal to the daily changes in the contract value. Such payments are recorded as unrealized gains or losses and, if any, shown as variation margin receivable (payable). Should the Fund fail to make requested variation margin payments, the broker can gain access to the initial margin to satisfy the Fund’s payment obligations. When the contracts are closed, a realized gain or loss is recorded.
Fair valuation measurements
Fair value measurements of investments are determined within a framework that has established a fair value hierarchy based upon the various data inputs utilized in determining the value of the Fund’s investments. The three-level hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). The Fund’s investments are classified within the fair value hierarchy based on the lowest level of input that is significant to the fair value measurement. The inputs are summarized into three broad levels as follows:
•Level 1—quoted prices in active markets for identical securities
•Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
•Level 3—significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)
The inputs or methodologies used for valuing investments in securities are not necessarily an indication of the risk associated with investing in those securities.
16 | Allspring Index Fund

Notes to portfolio of investments—August 31, 2023 (unaudited)
The following is a summary of the inputs used in valuing the Fund’s assets and liabilities as of August 31, 2023:
	Quoted prices (Level 1)	Other significant observable inputs (Level 2)	Significant unobservable inputs (Level 3)	Total
Assets
Investments in:
Common stocks
Communication services	$98,950,505	$0	$0	$98,950,505
Consumer discretionary	119,238,853	0	0	119,238,853
Consumer staples	73,755,222	0	0	73,755,222
Energy	49,709,603	0	0	49,709,603
Financials	140,040,911	0	0	140,040,911
Health care	147,828,364	0	0	147,828,364
Industrials	94,670,521	0	0	94,670,521
Information technology	316,965,177	0	0	316,965,177
Materials	27,655,104	0	0	27,655,104
Real estate	27,447,159	0	0	27,447,159
Utilities	27,275,877	0	0	27,275,877
Short-term investments
Investment companies	19,127,830	0	0	19,127,830
	1,142,665,126	0	0	1,142,665,126
Futures contracts	143,264	0	0	143,264
Total assets	$1,142,808,390	$0	$0	$1,142,808,390
Futures contracts are reported at their cumulative unrealized gains (losses) at measurement date as reported in the table following the Portfolio of
Investments. All other assets and liabilities are reported at their market value at measurement date.
Additional sector, industry or geographic detail, if any, is included in the Portfolio of Investments.
As of August 31, 2023, $1,664,201 was segregated as cash collateral for these open futures contracts.
For the three months ended August 31, 2023, the Fund did not have any transfers into/out of Level 3.
Allspring Index Fund | 17